Schedule of Common Stock Financing Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financing Warrants Classified as Derivative Liabilities (Shares)	2,375,000	2,375,000
Financing Warrants Classified within Stockholders' Equity (Shares)	507,055	507,055
Total Exercisable Financing Warrants (Shares)	2,882,055	2,882,055
MDB Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financing Warrants Exercise Price	$ 0.20
Financing Warrants Expiration Date	Nov. 04, 2021
Financing Warrants Classified as Derivative Liabilities (Shares)
Financing Warrants Classified within Stockholders' Equity (Shares)	327,490	327,490
Total Exercisable Financing Warrants (Shares)	327,490	327,490
Strome Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financing Warrants Exercise Price	$ 0.50
Financing Warrants Expiration Date	Jun. 15, 2023
Financing Warrants Classified as Derivative Liabilities (Shares)	1,500,000	1,500,000
Financing Warrants Classified within Stockholders' Equity (Shares)
Total Exercisable Financing Warrants (Shares)	1,500,000	1,500,000
B. Riley Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financing Warrants Exercise Price	$ 1.00
Financing Warrants Expiration Date	Oct. 18, 2025
Financing Warrants Classified as Derivative Liabilities (Shares)	875,000	875,000
Financing Warrants Classified within Stockholders' Equity (Shares)
Total Exercisable Financing Warrants (Shares)	875,000	875,000
MDB Warrants One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financing Warrants Exercise Price	$ 1.15
Financing Warrants Expiration Date	Oct. 19, 2022
Financing Warrants Classified as Derivative Liabilities (Shares)
Financing Warrants Classified within Stockholders' Equity (Shares)	119,565	119,565
Total Exercisable Financing Warrants (Shares)	119,565	119,565
MDB Warrants Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financing Warrants Exercise Price	$ 2.50
Financing Warrants Expiration Date	Oct. 19, 2022
Financing Warrants Classified as Derivative Liabilities (Shares)
Financing Warrants Classified within Stockholders' Equity (Shares)	60,000	60,000
Total Exercisable Financing Warrants (Shares)	60,000	60,000